Basic and diluted net earnings per share - Additional Information (Detail) (Options and Convertible Debentures)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Options and Convertible Debentures
Class of Stock [Line Items]
Anti-dilutive convertible debentures	885,418	1,354,531